SHORT-TERM BANK LOAN (Details Narrative)	Sep. 30, 2024 USD ($)	Aug. 09, 2024 USD ($)	Aug. 09, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 20, 2023 USD ($)	Sep. 20, 2023 CNY (¥)	Sep. 30, 2022
Line of Credit Facility [Line Items]
Short-term bank loan	$ 323,472			$ 311,129
Weighted average interest rate	3.15%			3.20%
Industrial & Commercial Bank of China (“ICBC”) [Member]
Line of Credit Facility [Line Items]
Short-term bank loan		$ 323,472	¥ 2,270,000		$ 323,472	¥ 2,270,000
Interest rate		3.10%	3.10%		3.20%	3.20%
Industrial & Commercial Bank of China (“ICBC”) [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Interest rate		3.45%	3.45%		3.45%	3.45%